Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,754,661	¥ 1,764,611
Additions	174,443	207,766
Acquisition of subsidiaries and businesses	3,282	69
Disposals	(29,293)	(27,358)
Depreciation	(155,361)	(152,938)
Impairment losses	(43,708)	(10,959)	¥ (79,947)
Exchange differences	60,955	(17,661)
Others	(1,983)	(8,869)
Carrying amount, ending balance	1,762,996	1,754,661	1,764,611
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,787,323	2,697,201
Carrying amount, ending balance	2,917,353	2,787,323	2,697,201
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,032,662)	(932,590)
Carrying amount, ending balance	(1,154,357)	(1,032,662)	(932,590)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	437,735	466,460
Additions	15,951	11,092
Disposals	(18,287)	(2,305)
Depreciation	(17,165)	(15,493)
Impairment losses	(28,279)
Exchange differences	44,420	(23,768)
Others	754	1,749
Carrying amount, ending balance	435,129	437,735	466,460
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	551,598	571,346
Carrying amount, ending balance	608,839	551,598	571,346
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(113,863)	(104,886)
Carrying amount, ending balance	(173,710)	(113,863)	(104,886)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	487,660	462,486
Acquisition of subsidiaries and businesses	2
Disposals	(1,452)	(8,784)
Impairment losses	(1,050)	(314)
Exchange differences	258	909
Others	581	33,363
Carrying amount, ending balance	485,999	487,660	462,486
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	492,499	467,636
Carrying amount, ending balance	491,127	492,499	467,636
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(4,839)	(5,150)
Carrying amount, ending balance	(5,128)	(4,839)	(5,150)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	363,963	334,928
Additions	19,802	18,664
Acquisition of subsidiaries and businesses		60
Disposals	(973)	(8,715)
Depreciation	(22,736)	(22,340)
Impairment losses	(14,092)	(9,053)
Exchange differences	1,281	598
Others	5,810	49,821
Carrying amount, ending balance	353,055	363,963	334,928
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	809,153	759,576
Carrying amount, ending balance	811,107	809,153	759,576
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(445,190)	(424,648)
Carrying amount, ending balance	(458,052)	(445,190)	(424,648)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	373,002	376,758
Additions	90,791	93,162
Acquisition of subsidiaries and businesses	2,622
Disposals	(6,906)	(6,243)
Depreciation	(93,734)	(93,793)
Impairment losses		(322)
Exchange differences	9,610	3,200
Others	50	240
Carrying amount, ending balance	375,435	373,002	376,758
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	536,305	484,431
Carrying amount, ending balance	577,603	536,305	484,431
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(163,303)	(107,673)
Carrying amount, ending balance	(202,168)	(163,303)	(107,673)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	92,301	123,979
Additions	47,899	84,848
Acquisition of subsidiaries and businesses	658	9
Disposals	(1,675)	(1,311)
Depreciation	(21,726)	(21,312)
Impairment losses	(287)	(1,270)
Exchange differences	5,386	1,400
Others	(9,178)	(94,042)
Carrying amount, ending balance	113,378	92,301	123,979
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	397,768	414,212
Carrying amount, ending balance	428,677	397,768	414,212
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(305,467)	(290,233)
Carrying amount, ending balance	¥ (315,299)	¥ (305,467)	¥ (290,233)